UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 8568

John Hancock Financial Opportunities Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Financial Opportunities Fund

Quarterly portfolio holdings 3/31/16

Fund's investmentsFinancial Opportunities Fund

As of 3-31-16 (unaudited)
	Shares	Value
Common stocks 106.6% (86.4% of Total investments)		$477,788,070
(Cost $355,655,686)
Financials 106.6%		477,788,070
Banks 91.4%
1st Source Corp.	121,706	3,875,117
Access National Corp.	51,655	1,024,319
Ameris Bancorp	309,284	9,148,621
Anchor Bancorp, Inc. (I)	79,574	1,955,929
Atlantic Capital Bancshares, Inc. (I)	186,650	2,601,901
Avenue Bank (I)	300,000	5,811,000
Avidbank Holdings, Inc. (I)	200,000	2,716,000
Bank of America Corp.	333,959	4,515,126
Bank of Marin Bancorp (Z)	55,576	2,735,451
Bankwell Financial Group, Inc. (Z)	76,657	1,500,177
Bar Harbor Bankshares	80,020	2,658,264
BB&T Corp. (L)	346,799	11,538,003
Berkshire Hills Bancorp, Inc.	358,903	9,650,902
Bryn Mawr Bank Corp. (Z)	80,000	2,058,400
Camden National Corp.	36,776	1,544,592
Carolina Financial Corp.	58,559	1,086,855
Citigroup, Inc.	28,193	1,177,058
Citizens Financial Group, Inc.	243,046	5,091,814
City Holding Company (Z)	39,363	1,880,764
Comerica, Inc.	167,706	6,351,026
Commerce Bancshares, Inc. (L)	105,204	4,728,920
Communities First Financial Corp. (I)	115,523	1,149,454
County Bancorp, Inc.	56,180	1,128,094
CU Bancorp (I)	91,813	1,943,681
Cullen/Frost Bankers, Inc. (L)	197,034	10,858,544
DNB Financial Corp.	78,515	2,239,248
Eagle Bancorp Montana, Inc.	75,106	912,538
Eastern Virginia Bankshares, Inc.	198,225	1,326,125
Equity Bancshares, Inc., Class A (I)(L)	92,134	1,934,814
Evans Bancorp, Inc.	69,760	1,702,144
FCB Financial Holdings, Inc., Class A (I)	221,342	7,361,835
Fifth Third Bancorp	452,067	7,544,998
First Bancorp, Inc. (Z)	266,499	5,199,395
First Bancshares, Inc.	210,000	3,282,300
First Business Financial Services, Inc. (L)	60,700	1,391,851
First Citizens BancShares, Inc., Class A (L)	15,038	3,775,591
First Community Corp.	136,228	1,964,408
First Connecticut Bancorp, Inc. (Z)	202,450	3,231,102
First Financial Bancorp	146,045	2,655,098
First Merchants Corp.	118,683	2,797,358
First Security Group, Inc. (I)	83,942	1,930,666
Flushing Financial Corp.	148,254	3,205,251
FNB Corp. (L)	767,513	9,985,344
German American Bancorp, Inc. (L)	40,060	1,289,932
Glacier Bancorp, Inc. (L)	223,556	5,682,794
Great Western Bancorp, Inc.	159,455	4,348,338

2SEE NOTES TO FUND'S INVESTMENTS

Financial Opportunities Fund

	Shares	Value
Financials (continued)
Banks (continued)
Hamilton State Bancshares, Inc. (I)	500,000	$3,850,000
Hancock Holding Company (L)	245,752	5,642,466
HCSB Financial Corp. (I)	22,238,470	2,295,321
Heritage Commerce Corp.	387,733	3,881,207
Heritage Financial Corp.	194,590	3,418,946
Heritage Oaks Bancorp	650,719	5,069,101
Horizon Bancorp (L)	179,816	4,445,052
Howard Bancorp, Inc. (I)	104,350	1,255,331
Independent Bank Corp. (MA) (L)	195,961	9,006,368
Independent Bank Corp. (MI) (Z)	125,407	1,824,672
JPMorgan Chase & Co.	222,625	13,183,853
KeyCorp	667,659	7,370,955
M&T Bank Corp. (L)	117,579	13,051,269
MainSource Financial Group, Inc.	106,598	2,248,152
MB Financial, Inc. (L)	183,150	5,943,218
Merchants Bancshares, Inc. (Z)	56,125	1,669,158
Monarch Financial Holdings, Inc.	178,773	2,969,420
MutualFirst Financial, Inc.	100,539	2,533,583
National Commerce Corp. (I)	50,542	1,193,297
Northrim BanCorp, Inc.	99,739	2,384,759
Old Second Bancorp, Inc. (I)	202,363	1,450,943
Pacific Continental Corp.	183,645	2,962,194
PacWest Bancorp (L)	71,112	2,641,811
Park National Corp. (L)	42,113	3,790,170
Park Sterling Corp.	585,931	3,908,160
Peoples Bancorp, Inc.	122,945	2,402,345
Prosperity Bancshares, Inc. (L)	54,471	2,526,910
QCR Holdings, Inc.	48,822	1,164,405
Regions Financial Corp.	384,335	3,017,030
Renasant Corp.	159,629	5,253,390
Sandy Spring Bancorp, Inc.	68,417	1,904,045
SBT Bancorp, Inc.	37,879	723,489
Shore Bancshares, Inc.	183,579	2,199,276
Southern First Bancshares, Inc. (I)	131,586	3,212,014
Southwest Bancorp, Inc.	110,118	1,657,276
State Bank Financial Corp.	84,940	1,678,414
Suffolk Bancorp	135,334	3,415,830
Sun Bancorp, Inc. (I)	126,066	2,610,827
SunTrust Banks, Inc.	278,451	10,046,512
SY Bancorp, Inc. (I)	44,216	1,703,642
Talmer Bancorp, Inc., Class A	631,164	11,417,757
The Community Financial Corp.	62,497	1,364,934
The PNC Financial Services Group, Inc.	129,086	10,916,803
TriCo Bancshares	202,536	5,128,212
Trustmark Corp. (L)	123,537	2,845,057
U.S. Bancorp (L)	310,100	12,586,959
Union Bankshares Corp.	214,144	5,274,367
United Bankshares, Inc. (L)	74,856	2,747,215
Washington Trust Bancorp, Inc.	123,905	4,624,135

SEE NOTES TO FUND'S INVESTMENTS3

Financial Opportunities Fund

	Shares	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company (L)	238,300	$11,524,188
Westbury Bancorp, Inc. (I)(Z)	88,349	1,678,631
Yadkin Financial Corp.	400,251	9,473,941
Zions Bancorporation (L)	265,769	6,434,267
Capital markets 5.1%
Ares Capital Corp. (L)	171,449	2,544,303
Fifth Street Finance Corp.	966,695	4,852,809
Golub Capital BDC, Inc.	166,116	2,875,468
Intermediate Capital Group PLC	379,010	3,363,859
KKR & Company LP	233,755	3,433,861
The Blackstone Group LP	132,582	3,718,925
TriplePoint Venture Growth BDC Corp.	200,000	2,100,000
Insurance 1.0%
Gjensidige Forsikring ASA	254,902	4,342,432
Thrifts and mortgage finance 9.1%
Anchor BanCorp Wisconsin, Inc. (I)(Z)	130,950	5,900,607
Bank Mutual Corp.	161,841	1,225,136
BSB Bancorp, Inc. (I)(Z)	177,195	3,981,572
Cheviot Financial Corp.	114,092	1,676,011
First Defiance Financial Corp.	118,465	4,550,241
Georgetown Bancorp, Inc.	65,000	1,300,000
HomeStreet, Inc. (I)	208,636	4,341,715
Provident Financial Holdings, Inc.	97,339	1,659,630
Provident Financial Services, Inc. (L)	44,169	891,772
Southern Missouri Bancorp, Inc. (Z)	112,188	2,694,756
United Community Financial Corp.	634,588	3,725,032
United Financial Bancorp, Inc. (I)	111,109	1,398,862
WSFS Financial Corp.	221,361	7,198,660
Preferred securities 8.1% (6.6% of Total investments)		$36,525,384
(Cost $35,886,840)
Financials 8.1%		36,525,384
Banks 1.2%
HomeTown Bankshares Corp., 6.000%	1,050	1,562,400
OFG Bancorp, Series C, 8.750%	1,671	1,169,491
SB Financial Group, Inc., 6.500%	250,000	2,812,500
Capital markets 1.8%
JMP Group LLC, 7.250%	80,000	1,840,000
JMP Group LLC, 8.000%	82,428	1,900,790
TriplePoint Venture Growth BDC Corp., 6.750% (Z)	168,000	4,141,200
Real estate investment trusts 3.7%
American Homes 4 Rent (5.500% to 3-31-21, then 10.000% thereafter)	100,000	2,625,000
Arbor Realty Trust, Inc., 7.375% (Z)	100,000	2,492,000
Bluerock Residential Growth REIT, Inc., 8.250%	84,140	2,121,169
FelCor Lodging Trust, Inc., Series A, 1.950% (L)	86,950	2,192,010
Invesco Mortgage Capital, Inc. (7.750% to 12-27-24, then 3 month LIBOR + 5.180%)	150,000	3,331,500
Sotherly Hotels LP, 7.000%	99,475	2,523,681
Sotherly Hotels LP, 8.000%	60,000	1,537,800

4SEE NOTES TO FUND'S INVESTMENTS

Financial Opportunities Fund

				Shares	Value
Financials (continued)
Thrifts and mortgage finance 1.4%
Flagstar Bancorp, Inc., 9.000% (I)				5,000	$6,275,843
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 8.1% (6.6% of Total investments)					$36,517,259
(Cost $37,940,925)
Financials 8.1%					36,517,259
Banks 6.3%
Avenue Financial Holdings, Inc. (6.750% to 1-1-20, then 3 month LIBOR + 4.950%) (S)	6.750		12-29-24	5,000,000	5,125,000
Avidbank Holdings, Inc.	6.875		11-15-25	300,000	2,930,709
Cadence Financial Corp. (6.500% to 3-11-20, then 3 month LIBOR + 4.663%) (S)	6.500		03-11-25	5,000,000	4,425,000
First Business Financial Services, Inc.	6.500		09-01-24	5,000,000	4,873,485
Popular, Inc.	7.000		07-01-19	6,000,000	5,835,000
VantageSouth Bancshares, Inc.	7.625		08-12-23	5,000,000	5,324,065
Diversified financial services 1.2%
NewStar Financial, Inc.	7.250		05-01-20	5,935,000	5,341,500
Thrifts and mortgage finance 0.6%
Nationstar Mortgage LLC	6.500		07-01-21	3,000,000	2,662,500
				Shares	Value
Warrants 0.3% (0.3% of Total investments)					$1,355,303
(Cost $1,955,700)
Financials 0.3%					1,355,303
Banks 0.3%
Citigroup, Inc. (Expiration Date: 1-4-19; Strike Price: $106.10) (I)				1,045,183	104,518
Comerica, Inc. (Expiration Date: 11-14-18; Strike Price: $29.40) (I)				93,762	1,250,785
	Rate (%	)	Maturity date	Par value^	Value
Certificate of deposit 0.0% (0.0% of Total investments)					$78,468
(Cost $78,005)
Country Bank for Savings	1.000		08-27-16	1,975	1,978
First Bank Richmond	0.990		12-05-16	20,395	20,407
First Bank System, Inc.	0.549		04-03-17	4,960	4,950
First Federal Savings Bank of Louisiana	0.100		01-06-17	3,039	3,039
Home Banks	1.739		11-04-21	18,927	19,425
Hudson Savings	0.700		04-24-17	2,158	2,161
Machias Savings Bank	0.500		05-24-16	1,956	1,956
Midstate Federal Savings and Loan	0.500		05-27-16	1,999	1,999
Milford Federal Savings and Loan Bank	0.300		04-23-16	2,031	2,018
Milford Federal Savings and Loan Bank	0.300		06-08-17	1,902	1,890
Mount McKinley Savings Bank	0.180		12-02-16	1,700	1,695
Mt. Washington Bank	0.650		10-31-17	1,899	1,899
MutualOne Bank	0.900		09-08-17	4,011	4,011
Newburyport Five Cent Savings Bank	0.200		10-20-16	2,093	2,088
Newton Savings Bank	0.450		05-27-16	1,937	1,937
OBA Federal Savings and Loan	0.400		06-15-16	1,330	1,330
Plymouth Savings Bank	0.200		04-21-17	1,938	1,927
Salem Five Cents Savings Bank	0.250		12-15-16	1,730	1,730
Sunshine Federal Savings and Loan Association	0.500		05-10-17	2,025	2,028

SEE NOTES TO FUND'S INVESTMENTS5

Financial Opportunities Fund

	Par value^	Value
Short-term investments 0.2% (0.1% of Total investments)		$790,000
(Cost $790,000)
Repurchase agreement 0.2%		790,000
Repurchase Agreement with State Street Corp. dated 3-31-16 at 0.030% to be repurchased at $790,001 on 4-1-16, collateralized by $810,000 U.S. Treasury Notes, 0.625% due 4-30-18 (valued at $807,975, including interest)	790,000	790,000
Total investments (Cost $432,307,156)† 123.3%		$553,054,484
Other assets and liabilities, net (23.3%)		($104,618,669)
Total net assets 100.0%		$448,435,815

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-16, and is a component of the fund's leverage under the Liquidity Agreement. The value of securities on loan amounted to $87,884,839.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 3-31-16 was $128,164,807.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 3-31-16, the aggregate cost of investment securities for federal income tax purposes was $433,321,114. Net unrealized appreciation aggregated to $119,733,370, of which $138,271,948 related to appreciated investment securities and $18,538,578 related to depreciated investment securities.

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset balue (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of March 31, 2016, by major security category or type:

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Banks	410,012,419	401,151,098	8,861,321	—
Capital markets	22,889,225	19,525,366	3,363,859	—
Insurance	4,342,432	—	4,342,432	—
Thrifts and mortgage finance	40,543,994	40,543,994	—	—
Preferred securities
Banks	5,544,391	2,812,500	2,731,891	—
Capital markets	7,881,990	7,881,990	—	—
Real estate investment trusts	16,823,160	16,823,160	—	—
Thrifts and mortgage finance	6,275,843	—	6,275,843	—
Corporate bonds
Banks	28,513,259	—	15,385,000	13,128,259
Diversified financial services	5,341,500	—	5,341,500	—
Thrifts and mortgage finance	2,662,500	—	2,662,500	—
Warrants	1,355,303	1,355,303	—	—
Certificate of deposit	78,468	—	78,468	—
Short-term investments	790,000	—	790,000	—
Total investments in securities	553,054,484	490,093,411	49,832,814	13,128,259

       7

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Other financial instruments
Interest rate swaps	($478,650)	—	($478,650)	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period. Continue the sentence and include the following if transfers to/from Level 2 and 3 are greater than 1% of net assets "and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities."

Investments in securities	Common stocks	Corporate bonds	Total
Balance as of 12-31-15	$3,580,376	$13,128,221	$16,708,597
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	269,624	38	269,662
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(3,850,000)	—	(3,850,000)
Balance as of 3-31-16	—	$13,128,259	$13,128,259
Change in unrealized at period end*	$269,624	$38	$269,662

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. (include previous sentence only if applies) Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended March 31, 2016, the fund used interest rate swaps to manage against anticipated interest rate changes. The following table summarizes the interest rate swap contracts held as of March 31, 2016.

Counterparty	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Market value
Exchange Cleared Swaps
	$10,000,000	Fixed 1.4265%	3-Month LIBOR (a)	Aug 2019	($151,935)
	5,000,000	Fixed 1.2945%	3-Month LIBOR (a)	Aug 2019	(52,764)
	5,000,000	Fixed 1.594%	3-Month LIBOR (a)	Dec 2020	(126,658)

       8

Counterparty	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Market value
	5,000,000	Fixed 1.7895%	3-Month LIBOR (a)	Aug 2022	(147,293)
	$25,000,000				($478,650)

(a) At 3-31-16, the 3-month LIBOR rate was 0.62860%

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       9

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P9Q1	03/16
This report is for the information of the shareholders of John Hancock Financial Opportunities Fund.		5/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Financial Opportunities Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	May 13, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	May 13, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	May 13, 2016